Fees Summary	Mar. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 825,000
Previously Paid Amount	0.00
Total Fee Amount	126.31
Total Offset Amount	0.00
Net Fee	126.31
Narrative - Max Aggregate Offering Price	$ 825,000
Final Prospectus	true